Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year		1,519,500		1,571,160
Number of units granted during the year		91,613		143,527
Credits for dividends		1,896		0
Number of units released/paid		(534,133)		(195,187)
Number of units, end of year		1,078,876		1,519,500
Weighted average price (C$/unit) | $ / shares	$ 13.28		$ 10.05
Expenses recognized during the year | $		$ 13.9		$ 6.3
Payments made during the year | $		$ 5.4		$ 1.6
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year		2,223,237		1,787,728
Number of units granted during the year		691,843		984,758
Credits for dividends		2,714		4,618
Number of units forfeited during the year		(155,864)		(158,125)
Number of units released/paid		(889,851)		(395,742)
Number of units, end of year		1,872,079		2,223,237
Weighted average price (C$/unit) | $ / shares	12.03		7.56
Expenses recognized during the year | $		$ 20.3		$ 6.7
Payments made during the year | $		$ 6.3		$ 2.2
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of year		1,446,197		1,172,803
Number of units granted during the year		426,775		600,572
Number of units added by performance factor		183,152		0
Credits for dividends		2,142		2,997
Number of units forfeited during the year		(72,299)		(169,436)
Number of units released/paid		(490,455)		(160,739)
Number of units, end of year		1,495,512		1,446,197
Weighted average price (C$/unit) | $ / shares	$ 12.05		$ 7.35
Expenses recognized during the year | $		$ 24.6		$ 4.2
Payments made during the year | $		$ 3.5		$ 0.9